Summary of Significant Accounting Policies - Summary of Capital Management (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant accounting policies [abstract]
Stockholders' Equity	€ 488,372,634	€ 358,671,039	€ 415,460,165	€ 362,736,007
In % of Total Capital	90.60%	86.30%
Total Liabilities	€ 50,391,123	€ 56,727,172
In % of Total Capital	9.40%	13.70%
Total Capital	€ 538,763,757	€ 415,398,211	€ 463,600,000